Fair Value Measurement (Details) - Recurring ¥ in Thousands	Dec. 31, 2023 CNY (¥)
Level 1
Fair value measurement
Equity investments with readily determinable fair values	¥ 3,560
Level 2
Fair value measurement
Short-term investments	¥ 100,311